SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Basis of Presentation and Restricted Cash) (Narrative) (Details)	1 Months Ended	12 Months Ended
	Mar. 31, 2016 USD ($) item MW	Dec. 31, 2015 USD ($) MW	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2012 USD ($)
Basis of presentation [Line Items]
Net loss		$ 5,075,122	$ 33,633,793	$ 258,919,494
Excess of current liabilities over current assets		466,111,583
Cash and cash equivalents		38,045,225	99,847,604	$ 86,772,678		¥ 109,951,726	$ 93,283,283
Short-term bank borrowings		667,682,811	624,871,434
Current portion of long-term debt		1,104,735
Unused lines of credit		96,154,884	106,884,196
Maximum capacity of letters of commitment		$ 759,673,982	$ 842,670,304
Sales agreements executed in connection with the transfer | MW		13.5
Convertible notes payable balance		$ 26,145,000
Cash used for repurchase of debt		$ 54,376,600	$ 9,809,860
Restricted cash [Abstract]
Maximum period that restricted cash is held by banks		1 year
United Kingdom [Member]
Basis of presentation [Line Items]
Utilities scale projects completed | MW		57.5
JAPAN [Member]
Basis of presentation [Line Items]
Utilities scale projects completed | MW		1.85
Convertible Senior Notes due 2018 [Member]
Basis of presentation [Line Items]
Redemption price at the option of the holder as a percentage of principal amount together with any accrued but unpaid interest		100.00%
Repurchase of debt		$ 68,454,000			$ 88,384,000
Cash used for repurchase of debt		$ 54,376,600			$ 57,055,127
Convertible Senior Notes due 2018 [Member]
Basis of presentation [Line Items]
Redemption price at the option of the holder as a percentage of principal amount together with any accrued but unpaid interest		100.00%
Convertible notes payable balance		$ 26,145,000
Subsequent event [Member]
Basis of presentation [Line Items]
Amount of roll-over in short-term loans	$ 87,700,000
Subsequent event [Member] | United Kingdom [Member]
Basis of presentation [Line Items]
Utilities scale projects completed | MW	24.34
Subsequent event [Member] | Forecast [Member]
Basis of presentation [Line Items]
Amount of roll-over in short-term loans	$ 87,700,000
Unused lines of credit	$ 110,400,000
Number of banks from which non-binding letters of commitment were received | item	4
Maximum capacity of letters of commitment	$ 426,000,000
Subsequent event [Member] | Forecast [Member] | United Kingdom [Member]
Basis of presentation [Line Items]
Utilities scale projects which Company has received letters of intent | MW	20
Subsequent event [Member] | Trade financing [Member] | Forecast [Member]
Basis of presentation [Line Items]
Unused lines of credit	$ 73,400,000
Maximum capacity of letters of commitment	126,800,000
Subsequent event [Member] | Short-term bank borrowings [Member] | Forecast [Member]
Basis of presentation [Line Items]
Maximum capacity of letters of commitment	299,200,000
Subsequent event [Member] | Convertible Senior Notes due 2018 [Member]
Basis of presentation [Line Items]
Repurchase of debt	26,145,000
Cash used for repurchase of debt	$ 25,900,000